RULE 24f-2 NOTICE

SCOTTISH WIDOWS INTERNATIONAL FUND

Securities Act of 1993
File No. 33-35081

Investment Company Act of 1940
File No. 811-6019


 1) Fiscal year for which notice is filed:  1995

 2) The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Section 24(f) of the Investment Company Act
     of 1940 but which remained unsold at the beginning of 1995:   N/A

 3) The number of amount of securities sold during 1995 other than pursuant to Section 24(f): NONE

 4) The net dollar amount of securities sold during 1995 for Class "A" and Class "C" shares respectively: ($ 11,712,630) and $42,632

 5) The net dollar amount of securities sold during 1995 in reliance upon registration pursuant to Section 24(f) for Class "A" and Class "C" shares respectively: ($ 11,712,630) and $42,632

 6) The minimum registration fee for such securities sold during 1995: $100.00


SCOTTISH WIDOWS INTERNATIONAL FUND

/s/ Dennis J. Westley
Vice President and Treasurer